Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity
19.	SHAREHOLDERS’ EQUITY

Share repurchase program

On June 30, 2010, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 1,700,656 ADSs, representing 5,101,968 ordinary shares, with a total consideration of US$11,416 during 2010. The shares repurchased by the Company were all cancelled before December 31, 2010.

On September 30, 2011, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 316,645 ADSs, representing 949,935 ordinary shares, with a total consideration of US$1,087 for the year ended December 31, 2011.

On October 9, 2012, the Company announced that its Board of Directors had approved the extension of its previously announced share repurchase program until the aggregate value of the shares repurchased reaches US$20,000. Pursuant to the program, the Company repurchased 1,972,063 ADSs, representing 5,916,189 ordinary shares, with a total consideration of US$6,950 for the year ended December 31, 2012.

Pursuant to the program, the Company repurchased 217,036 ADSs, representing 651,108 ordinary shares, with a total consideration of US$982 for the year ended December 31, 2013.

Special dividend

On January 7, 2014, the Board of Directors declared a special cash dividend of US$0.24 per ordinary share. The total amount for the special dividend is RMB201,583 (US$32,489), based on the number of ordinary shares that were outstanding as of September 30, 2013, which was paid in April 2014.

On July 28, 2014, the Board of Directors declared a special cash dividend of US$0.30 per ordinary share. The total amount for the special dividend is RMB251,979 (US$40,612), based on the number of ordinary shares that were outstanding as of March 31, 2014, which was paid in November 2014.

No other dividend has been declared for the years ended December 31, 2012, 2013 and 2014.